Note 28 - Non Controlling Interest (Tables)	6 Months Ended
Jun. 30, 2019
Non Controlling interests
Non controling interest explanatory
Non-controlling interests: Breakdown by subgroups (Millions of Euros)
	June 2019	December 2018
Garanti BBVA	4.018	4.058
BBVA Peru	1.206	1.167
BBVA Argentina	426	352
BBVA Colombia	70	67
BBVA Venezuela	69	67
Other entities	50	53
Total	5.839	5.764

Profit atributable to Non controling interest
Profit attributable to non-controlling interests (Millions of Euros)
	June 2019	June 2018
Garanti BBVA	291	383
BBVA Peru	115	99
BBVA Argentina	60	12
BBVA Colombia	5	5
BBVA Venezuela	2	-
BBVA Chile	2	2
Other entities	-	26
Total	475	528